Investments - Short-term Investments - Additional information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Investments [Line Items]
Short-term investment interest income	$ 116.60	726.40	149.35	37.21